Investment Objectives and Goals - Invesco Conservative Income Fund	Aug. 31, 2024
Class A, R6, & Y
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund's investment objective is to provide capital preservation and current income while maintaining liquidity.
Institutional Class
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund's investment objective is to provide capital preservation and current income while maintaining liquidity.